Schedule of Preliminary Unaudited Pro Forma (Details) - USD ($)	Jun. 30, 2023	Jan. 27, 2023	Jan. 17, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Current Assets	$ 1,276,336			$ 4,207,927	$ 9,067,506
Property and equipment, net	565,843			1,584,714	2,323,163
Other Assets	2,802,821			5,288,965	15,838,524
Total Assets	4,645,000			11,081,606	27,229,193
Liabilities and Stockholders equity:
Total Current Liabilities	3,923,591			3,713,832	4,933,861
Long-Term Liabilities				2,716,518
Total Liabilities	5,003,970			6,430,350	9,276,132
Accumulated deficit	$ (51,621,700)			(46,519,740)	$ (28,206,934)
Impact From the Sale of Operations Associated with Louisiana Orthopedic [Member] | Subsequent Event [Member] | Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Assets:
Current Assets		$ (673,650)
Property and equipment, net		(111,688)
Other Assets		(634,887)
Total Assets		(1,420,225)
Liabilities and Stockholders equity:
Total Current Liabilities		(133,569)
Long-Term Liabilities		(447,318)
Total Liabilities		(580,887)
Accumulated deficit		$ (839,338)
Impact From The Sale of The Back Space Operations [Member] | Subsequent Event [Member] | Revision of Prior Period, Adjustment [Member]
Assets:
Current Assets			$ (55,478)
Property and equipment, net			(631,281)
Other Assets			(932,504)
Total Assets			(1,619,263)
Liabilities and Stockholders equity:
Total Current Liabilities			(192,792)
Long-Term Liabilities			(679,621)
Total Liabilities			(872,413)
Accumulated deficit			$ (746,850)
Resulting Impact of Subsequent Events [Member]
Assets:
Current Assets				3,478,799
Property and equipment, net				841,745
Other Assets				3,721,574
Total Assets				8,042,118
Liabilities and Stockholders equity:
Total Current Liabilities				3,387,471
Long-Term Liabilities				1,589,579
Total Liabilities				4,977,050
Accumulated deficit				$ (48,105,928)